Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) will be entitled to registration rights pursuant to a registration and shareholder rights agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination. However, the registration and shareholder rights agreement provide that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable Lock-up period, which occurs (i) in the case of the Founder Shares, as described in Note 5, and (ii) in the case of the Private Placement Warrants and the respective Class A ordinary shares underlying such warrants, 30 days after the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from March 18, 2021 to purchase up to an additional 4,500,000 Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriter partially exercised the over-allotment option and, on April 14, 2021, the underwriter purchased 1,921,634 Units.

On March 18, 2021, the Company paid the underwriter’s fee of $6,000,000 upon the closing of the Initial Public Offering. Upon partial exercise of the over-allotment option, the Company paid $384,327 to the underwriter.

In addition, the Underwriting Agreement provides $11,172,572 to be payable to the underwriter for deferred underwriting commissions. However, the underwriter, Goldman Sachs, waived any entitlement it has to such commissions under the Underwriting Agreement.

Waiver of Deferred Underwriting Discount

On January 16, 2023, Goldman Sachs, the underwriter of the Company’s Initial Public Offering, waived any entitlement it had to its deferred underwriting discount in the amount of $11,172,572. In doing so, Goldman Sachs did not forfeit or waive any claim or right it otherwise has under the Underwriting Agreement dated March 15, 2021.

Service Provider Agreements

From time to time the Company has entered into and may enter into agreements with various services providers and advisors, including investment banks, to help us identify targets, negotiate terms of potential Business Combinations, consummate a Business Combination and/or provide other services. In connection with these agreements, the Company may be required to pay such service providers and advisors fees in connection with their services to the extent that certain conditions, including the closing of a potential Business Combination, are met. If a Business Combination does not occur, the Company would not expect to be required to pay these contingent fees. There can be no assurance that the Company will complete a Business Combination.

Business Combination Agreement

On March 2, 2023, the Company entered into a Business Combination Agreement (as may be amended, supplemented, or otherwise modified from time to time and including the transactions contemplated thereby, collectively, the “Business Combination Agreement”), by and among the Company, Sakuu Corporation, a Delaware corporation (the “Sakuu”), Merger Sub I, and Merger Sub II. The Business Combination Agreement was terminated on June 14, 2023.

Subscription Agreement

As disclosed in the definitive proxy statement filed by the Company on February 24, 2023 (the “Proxy Statement”), relating to the extraordinary general meeting of shareholders (the “Shareholder Meeting”), the Sponsor agreed that if the Extension Amendment Proposal is approved, it or one or more of its affiliates, members or third-party designees (the “Lender”) will deposit into the Trust Account the lesser of (A) $480,000 or (B) $0.12 for each Class A ordinary share, par value $0.0001 per share (each a “Public Share”) remaining after the holders of the Company’s Public Shares elected to redeem all or a portion of their Public Shares (the “Redemption”), in exchange for a non-interest bearing, unsecured promissory note issued by the Company to the Lender.

In addition, in the event that the Company has not consummated an initial business combination by the Articles Extension Date, without approval of the Company’s Public Shareholders, the Company may, by resolution of the Board, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, extend the Termination Date up to nine times, each by one additional month (for a total of up to nine additional months to complete a Business Combination), provided that the Lender will deposit into the Trust Account for each such monthly extension, the lesser of (A) $160,000 or (B) $0.04 for each Public Share remaining after the Redemption, in exchange for a non-interest bearing, unsecured promissory note issued by Plum to the Lender.

Accordingly, on March 16, 2023, the Company entered into a subscription agreement (“Subscription Agreement”) with Polar Multi-Strategy Master Fund (the “Investor”) and the Sponsor (collectively, the “Parties”), the purpose of which is for the Sponsor to raise up to $1,500,000 from the Investor to fund the Articles Extension and to provide working capital to the Company during the Articles Extension (“Investor’s Capital Commitment”). As such, subject to, and in accordance with the terms and conditions of the Subscription Agreement, the Parties agreed,

(a)     from time to time, the Company will request funds from the Sponsor for working capital purposes or for the Sponsor to fund an extension payment pursuant to the Company’s Amended and Restated Memorandum and Articles of Association (each a “Drawdown Request”). The Sponsor, upon on at least five (5) calendar days’ prior written notice (“Capital Notice”), may require a drawdown against the Investor’s Capital Commitment under a Drawdown Request (each a “Capital Call”);

(b)    in consideration of the Capital Calls, Sponsor will transfer 0.75 of a Class A ordinary share for each dollar the Investor funds pursuant to the Capital Call(s) (the “Subscription Shares”) to the Investor at the closing of the Business Combination (the “Business Combination Closing”). The Subscription Shares shall be subject to the Lock-Up Period as defined in section 5 of the Sponsor Letter Agreement dated March 2, 2023 (the “Letter Agreement”). The Subscription Shares shall not be subject to any additional transfer restrictions or any additional lock-up provisions, earn outs, or other contingencies and shall promptly be registered pursuant to the first registration statement filed by the Company or the surviving entity in relation to the Business Combination;

(c)     each member of the Sponsor has the right to contribute any amount requested under each Drawdown Request (“Sponsor Capital Contribution”), provided that such Sponsor Capital Contributions will be made on terms no more favorable than the Investor’s Capital Commitment. In addition, the Company and Sponsor maintain the ability to enter into other agreements with each other or with other parties which shall provide for funding of the Company (through the issuance of equity, entry into promissory notes, or otherwise) outside of Drawdown Requests, provided that the terms of any such agreement between the Company or Sponsor with each other or any party or parties will be no more favorable than the terms under this Agreement;

(d)    any amounts funded by the Sponsor to the Company under a Drawdown Request shall not accrue interest and shall be promptly repaid by the Company to the Sponsor upon the Business Combination Closing. Following receipt of such sums from the Company, and in any event within 5 business days of the Business Combination Closing, the Sponsor or Company shall pay to the Investor, an amount equal to all Capital Calls funded under the Subscription Agreement (the “Business Combination Payment”). The Investor may elect at the Business Combination Closing to receive such Business Combination Payment in cash or Class A ordinary shares at a rate of 1 Class A ordinary share for each $10 of the Capital Calls funded under the Subscription Agreement. If the Company liquidates without consummating the Business Combination, any amounts remaining in the Sponsor or Company’s cash accounts, not including monies held in Trust Account, will be paid to the Investor within five (5) days of the liquidation; and

(e)     on the Business Combination Closing, the Sponsor will pay the Investor an amount equal to the reasonable attorney fees incurred by the Investor in connection with the Subscription Agreement not to exceed $5,000.

On July 14, 2023, the Company entered into an amended and restated subscription agreement (“A&R Subscription Agreement”) with the Investor and Sponsor (together with the Company and Investor, the “Parties”), which amends and restates the subscription agreement entered into by the Parties on March 16, 2023. The purpose of the A&R Subscription Agreement remains for the Sponsor to raise up to $1,500,000 from the Investor to fund the Articles Extension and to provide working capital to the Company during the Articles Extension (“Investor’s Capital Commitment”). As such, subject to, and in accordance with the terms and conditions of the A&R Subscription Agreement, the Parties agreed,

(a)     from time to time, the Company will request funds from the Sponsor for working capital purposes or for the Sponsor to fund an extension payment pursuant to the Company’s Amended and Restated Memorandum and Articles of Association (each a “Drawdown Request”). The Sponsor, upon on at least five (5) calendar days’ prior written notice (“Capital Notice”), may require a drawdown against the Investor’s Capital Commitment under a Drawdown Request (each a “Capital Call”);

(b)    in consideration of the Capital Calls, Sponsor will transfer (i) 0.75 shares of Class A ordinary share for each dollar the Investor funds pursuant to the Capital Call(s) in respect of the initial contribution, and (ii) 1 share of Class A ordinary share for each dollar the Investor funds pursuant to the Capital Call(s) in respect of the second contribution (together, the “Subscription Shares”) to the Investor at the closing of the Business Combination (the “Business Combination Closing”). The Subscription Shares shall be subject to the Lock-Up Period as defined in section 5 of the Sponsor Letter Agreement dated March 2, 2023 (the “Letter Agreement”). The Subscription Shares shall not be subject to any additional transfer restrictions or any additional lock-up provisions, earn outs, or other contingencies and shall promptly be registered pursuant to the first registration statement filed by the Company or the surviving entity in relation to the Business Combination;

(c)     each member of the Sponsor has the right to contribute any amount requested under each Drawdown Request (“Sponsor Capital Contribution”), provided that such Sponsor Capital Contributions will be made on terms no more favorable than the Investor’s Capital Commitment. In addition, the Company and Sponsor maintain the ability to enter into other agreements with each other or with other parties which shall provide for funding of the Company (through the issuance of equity, entry into promissory notes, or otherwise) outside of Drawdown Requests, provided that the terms of any such agreement between the Company or Sponsor with each other or any party or parties will be no more favorable than the terms under this Agreement;

(d)    any amounts funded by the Sponsor to the Company under a Drawdown Request shall not accrue interest and shall be promptly repaid by the Company to the Sponsor upon the Business Combination Closing. Following receipt of such sums from the Company, and in any event within 5 business days of the Business Combination Closing, the Sponsor or Company shall pay to the Investor, an amount equal to all Capital Calls funded under the A&R Subscription Agreement (the “Business Combination Payment”). The Investor may elect at the Business Combination Closing to receive such Business Combination Payment in cash or Class A ordinary shares at a rate of 1 Class A ordinary share for each $10 of the Capital Calls funded under the A&R Subscription Agreement. If the Company liquidates without consummating the Business Combination, any amounts remaining in the Sponsor or Company’s cash accounts, not including the Company’s Trust Account, will be paid to the Investor within five (5) days of the liquidation;

(e)     on the Business Combination Closing, the Sponsor will pay the Investor an amount equal to the reasonable attorney fees incurred by the Investor in connection with the A&R Subscription Agreement not to exceed $5,000; and

(f)     an amount that is up to $160,000 (being the total and final amount that the Sponsor can call as the second contribution) may be requested by the Sponsor in one or more Capital Notices before July 31, 2023.

On July 25, 2023, the Company entered into a subscription agreement (“Second Subscription Agreement”) with the Investor and the Sponsor (together with the Company and Investor, the “Parties”), the purpose of which is for the Sponsor to raise up to $1,090,000 from the Investor to fund the Articles Extension and to provide working capital to the Company during the Articles Extension (“Investor’s Capital Commitment”). As such, subject to, and in accordance with the terms and conditions of the Second Subscription Agreement, the Parties agreed,

(a)     from time to time, the Company will request funds from the Sponsor for working capital purposes or for the Sponsor to fund an extension payment pursuant to the Company’s Amended and Restated Memorandum and Articles of Association (each a “Drawdown Request”). The Sponsor, upon on at least five (5) calendar days’ prior written notice (“Capital Notice”), may require a drawdown against the Investor’s Capital Commitment under a Drawdown Request (each a “Capital Call”). An amount of up to $750,000 of the Investor’s Capital Commitment was deemed the subject of a Capital Call concurrently with the execution of the Second Subscription Agreement, and an amount that is up to the balance of the Investor’s Capital Commitment may be called upon the filing of a registration statement by the SPAC or the surviving entity in relation to the business combination.

(b)    in consideration of the Capital Calls, Sponsor will transfer 1 share of Class A ordinary share for each dollar the Investor funds pursuant to the Capital Call(s) in respect of the second contribution (together, the “Subscription Shares”) to the Investor at the closing of the Business Combination (the “Business Combination Closing”). The Subscription Shares shall be subject to the Lock-Up Period as defined in section 5 of the Sponsor Letter Agreement dated March 2, 2023 (the “Letter Agreement”). The Subscription Shares shall not be subject to any additional transfer restrictions or any additional lock-up provisions, earn outs, or other contingencies and shall promptly be registered pursuant to the first registration statement filed by the Company or the surviving entity in relation to the Business Combination;

(c)     each member of the Sponsor has the right to contribute any amount requested under each Drawdown Request (“Sponsor Capital Contribution”), provided that such Sponsor Capital Contributions will be made on terms no more favorable than the Investor’s Capital Commitment. In addition, the Company and Sponsor maintain the ability to enter into other agreements with each other or with other parties which shall provide for funding of the Company (through the issuance of equity, entry into promissory notes, or otherwise) outside of Drawdown Requests, provided that the terms of any such agreement between the Company or Sponsor with each other or any party or parties will be no more favorable than the terms under the Second Subscription Agreement;

(d)    any amounts funded by the Sponsor to the Company under a Drawdown Request shall not accrue interest and shall be promptly repaid by the Company to the Sponsor upon the Business Combination Closing. Following receipt of such sums from the Company, and in any event within 5 business days of the Business Combination Closing, the Sponsor or Company shall pay to the Investor, an amount equal to all Capital Calls funded under the Second Subscription Agreement (the “Business Combination Payment”). The Investor may elect at the Business Combination Closing to receive such Business Combination Payment in cash or Class A ordinary shares at a rate of 1 Class A ordinary share for each $10 of the Capital Calls funded under the Second Subscription Agreement. If the Company liquidates without consummating the Business Combination, any amounts remaining in the Sponsor or Company’s cash accounts, not including the Company’s Trust Account, will be paid to the Investor within five (5) days of the liquidation; and

(e)     on the Business Combination Closing, the Sponsor will pay the Investor an amount equal to the reasonable attorney fees incurred by the Investor in connection with the Second Subscription Agreement not to exceed $5,000.

In connection with the Second Subscription Agreement, the Company issued an unsecured promissory note, dated as of July 25, 2023, in the principal amount of up to $1,090,000 to Sponsor, which may be drawn down by the Company from time to time prior to the consummation of the Company’s Business Combination. As noted, an initial draw in the amount of $750,000 occurred on July 25, 2023. The note does not bear interest, matures on the date of consummation of the Business Combination and is subject to customary events of default. The note will be repaid only to the extent that the Company has funds available to it outside of its trust account established in connection with its Initial Public Offering and is convertible into Private Placement Warrants of the Company at a price of $1.50 per warrant at the option of the Sponsor.

On July 14, 2023 and August 16, 2023, the board of directors of the Company elected to extend the date by which the Company must complete an initial business combination, on each occasion by one month, from July 18, 2023 to September 18, 2023. As a result, the Sponsor deposited $160,000 into the Trust Account on each occasion.

On September 15, 2023, the Company made a deposit of $135,000 to the trust account and extended the period of time the Company has to consummate an initial business combination from September 18, 2023 to December 18, 2023.

Forward Purchase Agreement

Prior to the execution of the Business Combination Agreement, the Company and Polar Multi-Strategy Master Fund (“Polar”) entered into a letter agreement dated March 1, 2023 (the “Forward Purchase Agreement”), pursuant to which Polar will purchase (either in the open market, or from the Company) up to 2,500,000 shares of (i) prior to the Closing, Class A common stock of the Company and (ii) after the Closing (such shares, the “FPA Shares”). Polar may not beneficially own greater than 9.9% of the FPA Shares on a Pro Forma basis.

Polar has agreed to waive any Redemption rights with respect to any FPA Shares and separate shares in connection with the Business Combination.

The Forward Purchase Agreement provides that at Closing, the Company will pay to Polar, out of funds held in Trust Account, an amount equal to the sum of (x) the Public Shares (as defined in the Forward Purchase Agreement) multiplied by the Redemption Price (as defined in the Amended and Restated Certificate of Incorporation), and (y) the proceeds of the Private Shares (as defined in the Forward Purchase Agreement) purchased by Polar (collectively, such amount, the “Prepayment Amount”), to Polar.

At the maturity of the Forward Purchase Agreement, which will be one year from the Closing unless accelerated or deferred (but up to two years) by Polar, the Company will repurchase the Public and Private Shares then held by Polar for a price equal to the Redemption Price plus $0.60 (which amount will be increased by another $0.60 per year for each year by which the maturity is deferred by Polar). The Prepayment Amount will be credited against this repurchase price. Prior to maturity, if Polar sells these shares for over $10.00 per share, it will repay $10.00 per share to Plum.

On June 15, 2023, the Company received a termination notice from Sakuu, that terminated, effective June 14, 2023, the Business Combination Agreement, dated March 2, 2023. In light of the termination of the Business Combination Agreement, the FPA was also terminated.

Release Agreement

On October 31, 2022, the Company entered into a termination agreement with a potential party to a business combination (“Target”), pursuant to which the Company and Target agreed to release each other from any obligations and claims related to a certain Amended and Restated Non-Binding Term Sheet, dated as of June 22, 2022 (“Term Sheet”), and related Term Sheet Extension Letter Agreements, dated July 18, 2022, July 22, 2022, August 1, 2022, and August 8, 2022.

NOTE 8 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) will be entitled to registration rights pursuant to a registration and shareholder rights agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination. However, the registration and shareholder rights agreement provide that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable Lock-up period, which occurs (i) in the case of the Founder Shares, as described in Note 5, and (ii) in the case of the Private Placement Warrants and the respective Class A ordinary shares underlying such warrants, 30 days after the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from March 18, 2021 to purchase up to an additional 4,500,000 Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriter partially exercised the over-allotment option and, on April 14, 2021, the underwriter purchased 1,921,634 Units.

On March 18, 2021, the Company paid the underwriter’s fee of $6,000,000 upon the closing of the Initial Public Offering. Upon partial exercise of the over-allotment option, the Company paid $384,327 to the underwriter.

In addition, the Underwriting Agreement provides $11,172,572 to be payable to the underwriter for deferred underwriting commissions. However, as discussed in Note 10, Subsequent Events, herein, the underwriter, Goldman Sachs, waived any entitlement it has to such commissions under the Underwriting Agreement.

Service Provider Agreements

From time to time the Company has entered into and may enter into agreements with various services providers and advisors, including investment banks, to help us identify targets, negotiate terms of potential Business Combinations, consummate a Business Combination and/or provide other services. In connection with these agreements, the Company may be required to pay such service providers and advisors fees in connection with their services to the extent that certain conditions, including the closing of a potential Business Combination, are met. If a Business Combination does not occur, the Company would not expect to be required to pay these contingent fees. There can be no assurance that the Company will complete a Business Combination.

Release Agreement

On October 31, 2022, the Company entered into a termination agreement with a potential party to a business combination (“Target”), pursuant to which the Company and Target agreed to release each other from any obligations and claims related to a certain Amended and Restated Non-Binding Term Sheet, dated as of June 22, 2022 (“Term Sheet”), and related Term Sheet Extension Letter Agreements, dated July 18, 2022, July 22, 2022, August 1, 2022, and August 8, 2022.